SEGMENT REPORTING - Information by Reporting Segment (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($) market	Sep. 24, 2016 USD ($)	Jun. 25, 2016 USD ($)	Mar. 26, 2016 USD ($)	Dec. 26, 2015 USD ($)	Sep. 26, 2015 USD ($)	Jun. 27, 2015 USD ($)	Mar. 28, 2015 USD ($)	Dec. 31, 2016 USD ($) market	Dec. 26, 2015 USD ($)	Dec. 27, 2014 USD ($)
Segment Reporting [Abstract]
Number of markets in which the entity operates | market	3								3
Percentage of sales to a single customer (in hundredths)									20.00%	19.00%	17.00%
Segment Reporting Information [Line Items]
Net sales	$ 859,584	$ 826,665	$ 872,093	$ 682,151	$ 653,600	$ 762,275	$ 838,171	$ 633,025	$ 3,240,493	$ 2,887,071	$ 2,660,329
Interest expense									4,575	5,133	4,267
Amortization expense									2,795	3,531	2,410
Depreciation expense									40,823	37,710	33,913
Segment earnings from operations									164,438	135,467	97,367
Segment assets	1,292,058				1,107,679				1,292,058	1,107,679	1,023,800
Capital expenditures									53,762	43,522	45,305
Intersegment Net Sales
Segment Reporting Information [Line Items]
Net sales									204,044	153,821	118,368
Corporate
Segment Reporting Information [Line Items]
Net sales									0	0	0
Interest expense									3,737	4,269	3,905
Amortization expense									0	0	0
Depreciation expense									7,828	6,814	6,042
Segment earnings from operations									(35,630)	(22,410)	(16,825)
Segment assets	305,185				163,166				305,185	163,166	82,124
Capital expenditures									11,604	7,708	9,680
North | Reportable Segments
Segment Reporting Information [Line Items]
Net sales									1,000,426	922,092	840,277
Interest expense									1	0	0
Amortization expense									115	267	331
Depreciation expense									8,948	7,901	7,060
Segment earnings from operations									59,408	53,879	32,988
Segment assets	220,148				291,614				220,148	291,614	303,213
Capital expenditures									10,902	9,622	10,887
North | Intersegment Net Sales
Segment Reporting Information [Line Items]
Net sales									57,770	51,796	37,624
South | Reportable Segments
Segment Reporting Information [Line Items]
Net sales									711,862	656,550	611,700
Interest expense									307	296	323
Amortization expense									0	9	10
Depreciation expense									6,190	6,255	5,700
Segment earnings from operations									47,146	30,740	24,474
Segment assets	145,451				185,818				145,451	185,818	201,245
Capital expenditures									5,571	6,138	8,875
South | Intersegment Net Sales
Segment Reporting Information [Line Items]
Net sales									38,641	29,940	20,224
West | Reportable Segments
Segment Reporting Information [Line Items]
Net sales									1,251,093	1,133,398	1,062,565
Interest expense									387	516	39
Amortization expense									1,858	2,467	1,358
Depreciation expense									13,326	13,033	11,029
Segment earnings from operations									76,875	70,220	53,575
Segment assets	303,607				369,077				303,607	369,077	351,557
Capital expenditures									19,648	13,356	11,984
West | Intersegment Net Sales
Segment Reporting Information [Line Items]
Net sales									88,311	58,412	47,737
idX | Reportable Segments
Segment Reporting Information [Line Items]
Net sales									87,001
Interest expense									50
Amortization expense									190
Depreciation expense									1,598
Segment earnings from operations									627
Segment assets	185,813								185,813
Capital expenditures									0
idX | Intersegment Net Sales
Segment Reporting Information [Line Items]
Net sales									15
All Other
Segment Reporting Information [Line Items]
Net sales									190,111	175,031	145,787
Interest expense									93	52	0
Amortization expense									632	788	711
Depreciation expense									2,933	3,707	4,082
Segment earnings from operations									16,012	3,038	3,155
Segment assets	$ 131,854				$ 98,004				131,854	98,004	85,661
Capital expenditures									6,037	6,698	3,879
All Other | Intersegment Net Sales
Segment Reporting Information [Line Items]
Net sales									$ 19,307	$ 13,673	$ 12,783